Insurance	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Insurance

27	Insurance

The Company has insurance that covers, among others, fire and other damage to its assets and office buildings, and liability insurance against third parties. It also has civil liability insurance for the members of the Board of Directors and Board of Executive Officers (“D&O insurance”) and guarantee insurance for escrow deposit (as described in Note 20 (f)) and traditional guarantee insurance. Insurance is contracted by means of bidding processes that count on the participation of the main Brazilian and international insurance companies operating in Brazil.

The risk assumptions adopted, given their nature, are not within the scope of a financial statement audit, and consequently have not been examined by independent auditors contracted by the Company.

As of December 31, 2023, the Company’s insurance was as follows:

Amount Insured

Specified risks – fire	3,021,021
Engineering risks	3,368,293
Guarantee insurance for escrow deposit and traditional guarantee (*)	600,000
Civil liability– D&O (Directors and Officers)	100,000
Civil liability – construction works	149,610
Civil liability – operations	15,000
Other	29,342
Total	7,283,266

(*)	SABESP has an agreement that allows issuing policies that total such insured amount. Of the total, R$ 323 million in policies with guarantee insurance were issued.